Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.833%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,459,316.85

Principal:
Principal Collections	$20,446,650.18
Prepayments in Full	$14,090,041.78
Liquidation Proceeds	$367,366.44
Recoveries	$6,950.00
Sub Total	$34,911,008.40
Collections	$37,370,325.25

Purchase Amounts:
Purchase Amounts Related to Principal	$87,417.06
Purchase Amounts Related to Interest	$323.76
Sub Total	$87,740.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,458,066.07

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,458,066.07
Servicing Fee	$849,127.32	$849,127.32	$0.00	$0.00	$36,608,938.75
Interest - Class A-1 Notes	$59,029.10	$59,029.10	$0.00	$0.00	$36,549,909.65
Interest - Class A-2a Notes	$186,666.67	$186,666.67	$0.00	$0.00	$36,363,242.98
Interest - Class A-2b Notes	$116,957.42	$116,957.42	$0.00	$0.00	$36,246,285.56
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$35,892,762.23
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$35,755,722.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,755,722.23
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$35,704,667.90
Second Priority Principal Payment	$510.10	$510.10	$0.00	$0.00	$35,704,157.80
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$35,665,741.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,665,741.55
Regular Principal Payment	$100,808,195.65	$35,665,741.55	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,458,066.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$510.10
Regular Principal Payment					$35,665,741.55
Total					$35,666,251.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$35,666,251.65	$155.82	$59,029.10	$0.26	$35,725,280.75	$156.08
Class A-2a Notes	$0.00	$0.00	$186,666.67	$0.93	$186,666.67	$0.93
Class A-2b Notes	$0.00	$0.00	$116,957.42	$0.72	$116,957.42	$0.72
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$35,666,251.65	$33.88	$942,687.10	$0.90	$36,608,938.75	$34.78

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$100,808,705.75	0.4404050	$65,142,454.10	0.2845891
Class A-2a Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-2b Notes	$163,100,000.00	1.0000000	$163,100,000.00	1.0000000
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$924,518,705.75	0.8783108	$888,852,454.10	0.8444271

Pool Information
Weighted Average APR	2.985%	2.961%
Weighted Average Remaining Term	55.28	54.41
Number of Receivables Outstanding	42,758	41,775
Pool Balance	$1,018,952,780.29	$983,666,194.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$935,986,691.55	$903,468,195.65
Pool Factor	0.8905652	0.8597247

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$35,807,183.84
Yield Supplement Overcollateralization Amount	$80,197,998.44
Targeted Overcollateralization Amount	$110,284,361.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,813,739.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$295,092.93
(Recoveries)		3	$6,950.00
Net Loss for Current Collection Period			$288,142.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3393%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.0448%
Prior Collection Period			0.1263%
Current Collection Period			0.3453%
Four Month Average (Current and Prior Three Collection Periods)			0.1292%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		372	$445,271.04
(Cumulative Recoveries)			$7,100.00
Cumulative Net Loss for All Collection Periods			$438,171.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0383%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,196.97
Average Net Loss for Receivables that have experienced a Realized Loss			$1,177.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	214	$5,568,811.89
61-90 Days Delinquent	0.04%	18	$433,346.95
91-120 Days Delinquent	0.01%	4	$115,180.42
Over 120 Days Delinquent	0.01%	2	$60,163.09
Total Delinquent Receivables	0.63%	238	$6,177,502.35

Repossession Inventory:
Repossessed in the Current Collection Period		18	$443,858.75
Total Repossessed Inventory		22	$632,000.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0478%
Prior Collection Period			0.0468%
Current Collection Period			0.0575%
Three Month Average			0.0507%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0619%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer